Related Party Transactions - Balance Related to Related Parties (Detail) - USD ($) $ in Thousands	12 Months Ended
	Mar. 28, 2020	Mar. 30, 2019	Mar. 31, 2018
Expenses incurred:
Management fees to related parties	$ 0	$ 61	$ 173
Consultant fees to a related party	229	231	43
Expense reimbursement to a related party	68	167	315
Interest expense on cash advance received from controlling shareholder	426	455	491
Compensation paid to a related party	345	385	379
Accounts payable to related parties	231	142	5
Interest payable on cash advance received from controlling shareholder	$ 448	$ 90	$ 27